Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued liabilities and other payables [Abstract]
Bonus payables	$ 4,841,040	$ 1,258,449
VAT and other taxes payables	1,802,577	830,795
Liability assumed in connection with acquisition of noncontrolling interest in HTCC	830,308
Other accrued liabilities	3,544,591	2,552,648
Total accrued liabilities and other payables	$ 11,018,516	$ 4,641,892